Consolidated Statements of Changes in Shareholders Equity - USD ($)	Capital Stock [Member]	Obligation to Issue Shares [Member]	Reserves [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 22,515,140		$ 2,898,148	$ (11,806,569)	$ 13,606,719
Balance (Shares) at Dec. 31, 2015	46,071,752
Statements Line Items
Exercise of options	$ 314,680		(162,554)		152,126
Exercise of options (Shares)	340,000
Shares to be issued		$ 192,946			192,946
Share-based expense			285,745		285,745
Net income (loss) for the year				(2,465,592)	(2,465,592)
Balance at Dec. 31, 2016	$ 22,829,820	192,946	3,021,339	(14,272,161)	11,771,944
Balance (Shares) at Dec. 31, 2016	46,411,752
Statements Line Items
Shares issued	$ 401,432	(192,946)			208,486
Shares issued (Shares)	500,000
Shares to be issued		131,527			131,527
Share-based expense			469,187		469,187
Net income (loss) for the year				(5,015,911)	(5,015,911)
Balance at Dec. 31, 2017	$ 23,231,252	131,527	3,490,526	(19,288,072)	7,565,233
Balance (Shares) at Dec. 31, 2017	46,911,752
Statements Line Items
Exercise of options	$ 3,763		(1,263)		2,500
Exercise of options (Shares)	8,334
Shares issued	$ 131,527	$ (131,527)
Shares issued (Shares)	250,000
Share-based expense			403,548		403,548
Net income (loss) for the year				194,453	194,453
Balance at Dec. 31, 2018	$ 23,366,542		$ 3,892,811	$ (19,093,619)	$ 8,165,734
Balance (Shares) at Dec. 31, 2018	47,170,086